As filed with the Securities and Exchange Commission on or about May 27, 2005
                                          Registration No. 33-18477 and 811-5385
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 45                     [X]

                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                Amendment No. 47                             [X]

                           SCUDDER VALUE SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                            222 SOUTH RIVERSIDE PLAZA
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 781-1121

(Name and Address of Agent for Service)                  Copy to:

             JOHN MILLETTE                        DAVID A. STURMS, ESQ.
               SECRETARY                          DEBORAH B. EADES, ESQ.
      SCUDDER VALUE SERIES, INC.         VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
        TWO INTERNATIONAL PLACE                  222 NORTH LASALLE STREET
      BOSTON, MASSACHUSETTS 02110                CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b); or
[X]      on June 1, 2005 pursuant to paragraph (b); or
[ ]      60 days after filing pursuant to paragraph (a)(1); or
[ ]      on (date) pursuant to paragraph (a)(1); or
[ ]      75 days after filing pursuant to paragraph (a)(2); or
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed on March 16, 2005.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of May, 2005.

                                                SCUDDER VARIABLE SERIES II


                                                By:  /s/ Julian F. Sluyters
                                                     ---------------------------
                                                         Julian F. Sluyters
                                                         Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 27th day of May, 2005.

                 SIGNATURE                                 TITLE                              DATE
                 ---------                                 -----                              ----

/s/ Julian F. Sluyters                        Chief Executive Officer                     May 27, 2005
----------------------------------------
Julian F. Sluyters

/s/ Paul Schubert                             Chief Financial Officer and Principal       May 27, 2005
----------------------------------------      Accounting Officer
Paul Schubert

John W. Ballantine *                          Trustee                                     May 27, 2005
----------------------------------------
John W. Ballantine

Lewis A. Burnham *                            Trustee                                     May 27, 2005
----------------------------------------
Lewis A. Burnham

Donald L. Dunaway *                           Trustee                                     May 27, 2005
----------------------------------------
Donald L. Dunaway

James R. Edgar *                              Trustee                                     May 27, 2005
----------------------------------------
James R. Edgar

Paul K. Freeman *                             Trustee                                     May 27, 2005
----------------------------------------
Paul K. Freeman

Robert B. Hoffman *                           Trustee                                     May 27, 2005
----------------------------------------
Robert B. Hoffman

Shirley D. Peterson*                          Trustee                                     May 27, 2005
----------------------------------------
Shirley D. Peterson

William N. Shiebler*                          Trustee                                     May 27, 2005
----------------------------------------
William N. Shiebler

John G. Weithers*                             Trustee                                     May 27, 2005
----------------------------------------
John G. Weithers

*By      /s/ Caroline Pearson
         -------------------------------
             Caroline Pearson**
             Assistant Secretary

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*Caroline Pearson signs this document pursuant to powers of attorney previously filed.